Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000252104 | Bain Capital Credit CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000252104 | CIFC Funding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000252104 | Neuberger Berman Loan Advisers CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000252104 | Dryden CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000252104 | Dryden Senior Loan Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000252104 | Thompson Park CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000252104 | Palmer Square CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000252104 | Madison Park Funding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000252104 | CarVal CLO VII-C Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000252104 | Apidos CLO XVIII-R
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000252104 | AAA
Holdings [Line Items]
Percent of Total Investments	80.00%
C000252104 | AA
Holdings [Line Items]
Percent of Total Investments	20.00%
C000249932 | Neuberger Berman Loan Advisers CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249932 | Dryden Senior Loan Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000249932 | Elmwood CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000249932 | Golub Capital Partners Static Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000249932 | Rad CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249932 | OCP CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249932 | Oaktree CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249932 | Shackleton CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249932 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000249932 | Empower CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249932 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000249932 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000249932 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000249932 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000249932 | U.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000249932 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000249932 | Assets Others
Holdings [Line Items]
Percent of Net Asset Value	14.20%